Prepaid Expenses and Other Receivable (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Oct. 31, 2016
Statements [Line Items]
Trade and other current receivables	$ 574	$ 282
PPL Settlement [Member]
Statements [Line Items]
Supplier amount			$ 120,000
Amount receivable	75,000
Trade and other current receivables	11,250	11,250
Payable installments	11,250
Non-current portion	$ 33,750	$ 45,000